CONSOLIDATED STATEMENT OF CHANGES IN STOCKHOLDERS' EQUITY (unaudited) (USD $)	Common Stock Including Additional Paid in Capital	Retained Earnings	Accumulated Other Comprehensive Income/(Loss)
Balances at Dec. 31, 2011		$ 52,735,535	$ 3,769,734
Increase (Decrease) in Stockholders' Equity
Common stock purchased and retired		(43,996)
Net income		7,007,562
Dividends declared - $0.26 per share		(2,502,676)
Balances at Dec. 31, 2012		57,196,425	4,283,247
Increase (Decrease) in Stockholders' Equity
Common stock purchased and retired		(176,619)
Net income		5,821,874
Dividends declared - $0.26 per share		(2,612,978)
Balances at Dec. 31, 2013		60,228,702	(5,126,183)
Increase (Decrease) in Stockholders' Equity
Common stock purchased and retired		(90,186)
Net income		7,070,718
Dividends declared - $0.26 per share		(2,720,799)
Balances at Dec. 31, 2014	12,662,000	64,488,435	791,004
Balances (in shares) at Dec. 31, 2014	2,720,098
Increase (Decrease) in Stockholders' Equity
Common stock issued, net of forfeitures (in shares)	5,850
Stock based compensation expense	33,000
Common stock purchased and retired	(2,000)	(7,000)
Common stock purchased and retired (in shares)	(339)
Net change in unrealized gain (loss) on securities available for sale, net of tax and reclassifications			937,000
Net income		1,515,000
Dividends declared - $0.26 per share		(709,000)
Balances at Mar. 31, 2015	$ 12,693,000	$ 65,288,000	$ 1,728,000
Balances (in shares) at Mar. 31, 2015	2,725,609